Equity	12 Months Ended
Dec. 31, 2023
Equity.
Equity

25.Equity

Share capital

As at 31 December 2023, share capital represents 2,200,000,000 (31 December 2022: 2,200,000,000) authorized, issued and fully paid shares with a par value of TL 1 each. In this respect, share capital presented in the consolidated financial statements refers to nominal amount of registered share capital.

Each holder of shares is entitled to receive dividends as declared and their vote entitlements are determined as explained in Note 1.

Companies with their shareholding percentage are as follows:

	31 December 2023		31 December 2022
	(%)	TL	(%)	TL
Public Share	53.95	1,187,004	53.95	1,187,004
TVF BTIH	26.20	576,400	26.20	576,400
IMTIS Holdings	19.80	435,600	19.80	435,600
Other	0.05	996	0.05	996
Total	100	2,200,000	100	2,200,000

Inflation adjustment to share capital		30,134,546		30,134,546
Inflation adjusted capital		32,334,546		32,334,546

As at 31 December 2023, total number of shares pledged as security is 995,509 (2022: 995,509).

25.Equity (continued)

Legal reserves

The legal reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”).

The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of a company’s paid-in share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash dividends in excess of 5% of the paid-in share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in share capital.

Treasury shares

During 2023, the Company purchased 1,000,000 of its shares on-market with prices ranging from full TL 33.46 to full TL 34.00 as part of the share buyback decision taken on July 27, 2016, and January 30, 2017. Treasury shares are recognized by deducting from equity.

Dividends

Turkcell:

At the General Assembly held on 13 September 2023, it was decided to distribute gross TL (2,484,979) part of the distributable profit of the Company for the year ended 31 December 2022 to the shareholders on 20 December 2023 in cash, as 1.0272 gross for each share with a nominal value of 1 TL. The amount was paid to the shareholders on the relevant date (31 December 2022: TL (2,391,534)).